Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Deficit

4. Stockholders’ Deficit

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of March 31, 2021 and December 31, 2020, the Company had an aggregate of 30,682,590 shares of common stock outstanding.

Common Stock Warrants

A summary of warrant activity for the period ended March 31, 2021 is presented below:

	Number of	Weighted Average Exercise	Weighted Average
Subject to Exercise	Warrants	Price	Life (Years)
Outstanding as of December 31, 2020	229,601	$5.95	0.34
Granted – 2021	-	-	-
Forfeited/Expired – 2021	(146,342)	-	-
Exercised – 2021	-	-	-
Outstanding as of March 31, 2021	83,259	$14.65	0.43

As of March 31, 2021, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
September 2014	$16.20	62,500	August 31, 2021
September 2014	$10.00	11,800	September 18, 2021
September 2014	$10.00	8,959	September 29, 2021

Total outstanding warrants at December 31, 2020		83,259

There were no common stock warrants exercised and 146,342 warrants expired during the period ended March 31, 2021. The intrinsic value of the outstanding warrants on March 31, 2021 is $-0-.

5. Stockholders’ Deficit

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of December 31, 2020 and 2019, the Company had an aggregate of 30,682,590 shares of common stock outstanding.

2020

During the year ended December 31, 2020 there were no shares issued.

2019

During the year ended December 31, 2019, the Company issued 4,255,319 Collateral Shares pursuant to a convertible secured note payable agreement (see Note 4).

On August 1, 2019, the Company cancelled 21,610 Common Shares due to the separation of the former Chief Executive Officer and the change in contract terms for the Chief Financial Officer.

Common Stock Warrants

A summary of warrant activity for the years ended December 31, 2020 and 2019 are presented below:

Subject to Exercise	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (Years)
Outstanding as of December 31, 2018	845,096	$15.17	2.23
Granted – 2019	-	-	-
Forfeited/Expired – 2019	(332,962)	-	-
Exercised – 2019	-	9.74	2.64
Outstanding as of December 31, 2019	512,134	$4.94	1.40
Granted – 2020	-	-	-
Forfeited/Expired – 2020	(282,533)	-	-
Exercised – 2020	-	-	-
Outstanding as of December 31, 2020	229,601	$5.95	0.34

As of December 31, 2020, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
September 2014	$16.20	62,500	August 31, 2021
September 2014	$10.00	11,800	September 18, 2021
September 2014	$10.00	8,959	September 29, 2021
February 2016	$20.50	146,342	February 23, 2021

Total outstanding warrants at December 31, 2020		229,601

No common stock warrants were exercised and 282,533 warrants expired during the year ended December 31, 2020. No common stock warrants were exercised and 332,962 warrants expired during the year ended December 31, 2019. The intrinsic value of the outstanding warrants on December 31, 2020 is $-0-.